Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2014
Registrant Name	HENNESSY FUNDS TRUST
Central Index Key	0000891944
Amendment Flag	false
Document Creation Date	Sep. 30, 2014
Document Effective Date	Sep. 30, 2014
Prospectus Date	Feb. 28, 2014
Hennessy Gas Utility Index Fund | Investor Class
Risk/Return:
Trading Symbol	GASFX